Employee Benefit Plans	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Employee benefit plans

Note 7 — Employee benefit plans

The Company operates a defined benefit pension plan in Switzerland (“the Plan”) and a defined contribution pension plan in its subsidiary in the United Kingdom, in accordance with local regulations and practices. As of March 31, 2022 the Plan covers the Company’s employees by providing benefits in the event of death, disability, retirement, or termination of employment.

Components of Net Periodic Benefit Cost under the Plan

Pension Benefits Three Months Ended March 31, 2022
Service Cost	$116,165
Interest Cost	1,302
Expected return on plan assets	(3,998)
Amortization of unrecognized loss	467
Net periodic benefit cost	$113,936

The components of net periodic benefit cost other than the service cost component are included in general and administrative expense in our unaudited condensed consolidated statement of operations.

Employer Contributions under the Plan

As of March 31, 2022, USD 36,997 (CHF 34,174) of contributions have been made to the Plan. The Company presently anticipates contributing an additional USD 110,991 (CHF 102,522) to fund its Plan in 2022 for a total of USD 147,998 (CHF 136,696).

Note 8 — Employee benefit plans

The Company operates a defined benefit pension plan (“the Plan”) in accordance with local Swiss regulations and practices. It covers the Company’s employees and provides benefits to employees in the event of death, disability, retirement, or termination of employment.

Obligations for contributions to defined benefit plans are expensed as the related service is provided. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available.

A summary of the changes in projected benefit obligations (“PBO”) and plan assets, for the period ended December 31, 2021, is presented below:

December 31, 2021
Beginning PBO	$—
Service cost	143,467
Contributions by plan participants	64,954
Actuarial losses	174,012
Transfers in	931,257
Foreign currency exchange rates changes	9,184
Ending PBO	$1,322,874
December 31, 2021
Beginning fair value of plan assets	$—
Actual return on plan assets	5,835
Contributions by the Company	73,448
Contributions by plan participants	64,954
Transfers in	931,257
Foreign currency exchange rates changes	7,520
Ending fair value of plan assets	$1,083,014

Amounts recorded on the consolidated balance sheet:

December 31, 2021
Fair value of plan assets	$1,083,014
Present value of projected benefit obligation	(1,322,874)
Funded status	$(239,860)

Amounts recorded in accumulated other comprehensive loss:

December 31, 2021
Actuarial loss	$168,177

The assumptions used to calculate the ASC 715 liabilities are summarized in the table below:

Assumptions at December 31, 2021
Discount rate	0.40% p.a.
Expected return on plan assets	1.50% p.a.
Long-term expected rate of salary increase	1.60% p.a.

Service cost of $143,467 was recognized in the net periodic benefit cost for the period from March 10, 2021 (Inception) to December 31, 2021.

The allocation of plan assets is presented below:

December 31, 2021
Equities	35.13%
Bonds	30.89%
Mortgages	3.83%
Liquidity	2.90%
Real estate	24.37%
Alternative investments	2.88%

The fair value of plan assets is determined based on Level 2 inputs.

As all members of the Plan are active, no future expected benefit payments are currently in payment and foreseen to occur within the next ten years.